JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
February 12, 2010
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 32 to its Registration Statement under the 1940 Act (“Amendment No. 30”).
Amendment No. 30 is being filed pursuant to paragraphs (a)(2) and (a)(1) of Rule 485 under the 1933 Act to become effective on April 30, 2010. The purpose of this filing is to (i) register a new series of the Trust (Lifestyle Income Portfolio), and (ii) facilitate the annual update of the Registration Statement as it pertains to seven existing series of the Trust (Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio) and incorporate recent amendments to Form N-1A.
If you have any questions or comments, please call me at 617-663-2261.
Sincerely,

/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary